Accounts payable - Schedule of Accounts Payable (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Disclosure Of Detailed Information About Accounts Payable [Abstract]
Suppliers	$ 1,808,751	$ (382,971)	$ 1,894,474	$ 2,734,704
Others suppliers	109,472		90,021	119,024
Interest payable	420,048		288,457	127,905
Direct or short term employee benefits	116,924		108,987	91,983
Others	102,727		90,352	73,928
Total	$ 2,557,922		$ 2,472,291	$ 3,147,544